LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Apr. 01, 2011	Apr. 30, 2013	Apr. 30, 2011	Sep. 30, 2016	Sep. 30, 2015	Sep. 20, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Aug. 14, 2013	Feb. 11, 2013	Apr. 19, 2011
Research and development				$ 1,026,317	$ 1,798,241		$ 3,737,161	$ 4,833,911	$ 6,493,859	$ 3,575,695
Accounts payable and accrued expenses									168,726	65,529
Stock compensation expense				280,976	184,775		883,298	477,666	827,184	659,435
Restricted Stock [Member]
Stock compensation expense									0	90,000
Licensing Agreements [Member]
Issuance of common stock - license agreement, shares			66,303
Massachusetts Institute of Technology [Member]
Consulting agreement, shares issuable						1,000,000
Massachusetts Institute of Technology [Member] | Licensing Agreements [Member]
Research and development									30,000	25,000
Royalty and milestone payments, 2016									40,000
Royalty and milestone payments, due every year thereafter									50,000
Payments for reimbursements									325,945	505,697
Funding requirement of capital stock		$ 7,500,000
Massachusetts Institute of Technology & Harvard University [Member]
Accounts payable and accrued expenses				38,346			38,346		168,726
Harvard [Member] | Licensing Agreements [Member]
Payments for reimbursements									23,637	173,525
Director [Member]
Amount of compensation payable												$ 37,500	$ 75,000
Consulting agreement, payment amount												$ 37,500	$ 75,000
Director [Member] | Restricted Stock [Member]
Consulting agreement, shares issuable														159,045
Director [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche Two [Member]
Vesting percentage			25.00%
Director [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche Three [Member]
Vesting percentage			50.00%
Conversion of common stock			175,286
Director [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche One [Member]
Vesting percentage			25.00%
Rothstein Consultants [Member]
Conversion of common stock						1,102,121
Consultants [Member]
Recognized compensation expense									$ 32,000	32,667
Original License Agreement [Member] | Pieris Pharmaceuticals, Inc. & Pieris Pharmaceuticals GmbH [Member]
Accrual royalty				100,000			100,000
Exclusive License Agreement [Member] | Massachusetts Institute of Technology [Member]
Payment to related party				23,052	15,646		162,692	256,189
Funding to related party		$ 7,500,000
Exclusive License Agreement [Member] | Harvard University [Member]
Payment to related party				2,351	3,730		17,692	22,367
Exclusive License Agreement [Member] | Intellectual Property (Patents) [Member] | Massachusetts Institute of Technology [Member]
Number of shares issued	66,303
Research and development				10,000	7,500		30,000	22,500
Annual royalty fees							40,000
Annual royalty fees due thereafter							50,000
Scientific Advisory Board Agreement [Member] | Dr. Barry Buckland, Ph.D. [Member]
Amount of compensation payable											$ 100,000
Recognized compensation expense				$ 4,000	$ 4,000		$ 8,000	$ 27,000
Consulting agreement, payment amount											$ 100,000
Scientific Advisory Board Agreement [Member] | Barry Buckland PhD [Member]
Amount of compensation payable										100,000
Consulting agreement, payment amount										$ 100,000